STAPLED UNITHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
STAPLED UNITHOLDERS' EQUITY
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests	$ 188,169	$ 159,499
Fair value losses on derivatives designated as net investment hedges	(92,269)	(43,309)
Accumulated Other Comprehensive Income	$ 95,900	$ 116,190